Circuit Research Labs, Inc.
7970 South Kyrene Road
Tempe, Arizona 85284
(480) 403-8300
July 30, 2007
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Gopal Dharia, Staff Accountant

Re:	Circuit Research Labs, Inc.
Form 8-K (Item 4.01)
Filed on July 26, 2007
File No. 0-11353
Ladies and Gentlemen:
     In accordance with the comments of the staff contained in a letter, dated July 27, 2007, relating to the above-referenced filing (the “Filing”), the undersigned officer of Circuit Research Labs, Inc. (the “Company”), on behalf of the Company, acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the Filing;

•	staff comments or changes to disclosure in response to staff comments in the Filing reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the Filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Very truly yours, Circuit Research Labs, Inc.
By:	/s/ Robert McMartin
	Name:	Robert McMartin
	Title:	Executive Vice President and Chief Financial Officer

July 30, 2007
VIA FEDERAL EXPRESS
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Gopal Dharia, Staff Accountant

Re:	Circuit Research Labs, Inc.
Form 8-K, Item 4.01
Filed on July 26, 2007
File No. 0-11353
Ladies and Gentlemen:
     On behalf of Circuit Research Labs, Inc. (the “Company”), and in response to the comments of the Staff contained in a letter dated July 27, 2007, relating to the above-referenced filing, be advised that the Company has today filed an amendment to the referenced Form 8-K to include the required letter from its former auditor, which is included as Exhibit 16.1 to the amended filing.
     Please do not hesitate to call the undersigned at (602) 528-4801 if you have any further questions or if we can be of further assistance.

Very truly yours, SQUIRE, SANDERS & DEMPSEY L.L.P.
/s/ Joseph P. Richardson
Joseph P. Richardson

JPR/mb

cc:	Robert McMartin (Circuit Research Labs, Inc.)